Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 1,184,829	¥ 1,213,841
Nonaccrual loans not requiring an allowance for credit losses	201,166	246,007
Recognized Interest Income	19,943	21,247
Loans held for sale placed on nonaccrual status	7,946	8,562
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	633,768	565,671
Nonaccrual loans not requiring an allowance for credit losses	109,919	111,141
Recognized Interest Income	6,532	4,355
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	224,566	258,391
Nonaccrual loans not requiring an allowance for credit losses	84,837	96,833
Recognized Interest Income	4,734	5,110
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	56,175	67,968
Nonaccrual loans not requiring an allowance for credit losses	3,579	4,720
Recognized Interest Income	811	923
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	62,578	60,200
Nonaccrual loans not requiring an allowance for credit losses	0	0
Recognized Interest Income	25	37
MUAH
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	15,349	73,706
Nonaccrual loans not requiring an allowance for credit losses	0	30,242
Recognized Interest Income	77	1,057
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	165,775	161,338
Nonaccrual loans not requiring an allowance for credit losses	2,824	3,042
Recognized Interest Income	4,076	5,562
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	26,618	26,567
Nonaccrual loans not requiring an allowance for credit losses	7	29
Recognized Interest Income	¥ 3,688	¥ 4,203